Regulatory Matters (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Total capital (to Risk-Weighted Assets) | Consolidated
Actual, amount	$ 210,882	$ 195,816
Actual, ratio	15.82%	15.34%
For capital adequacy purposes, amount	$ 106,612	$ 102,127
For capital adequacy purposes, ratio	8.00%	8.00%
Total capital (to Risk-Weighted Assets) | Bank
Actual, amount	$ 209,144	$ 194,314
Actual, ratio	15.70%	15.22%
For capital adequacy purposes, amount	$ 106,586	$ 102,116
For capital adequacy purposes, ratio	8.00%	8.00%
To be well capitalized under prompt corrective action provisions, amount	$ 139,894	$ 134,027
To be well capitalized under prompt corrective action provisions, ratio	10.50%	10.50%
Tier 1 Capital (to Risk- Weighted Assets) | Consolidated
Actual, amount	$ 199,353	$ 184,720
Actual, ratio	14.96%	14.47%
For capital adequacy purposes, amount	$ 79,959	$ 76,595
For capital adequacy purposes, ratio	6.00%	6.00%
Tier 1 Capital (to Risk- Weighted Assets) | Bank
Actual, amount	$ 197,615	$ 183,218
Actual, ratio	14.83%	14.35%
For capital adequacy purposes, amount	$ 79,940	$ 76,587
For capital adequacy purposes, ratio	6.00%	6.00%
To be well capitalized under prompt corrective action provisions, amount	$ 113,248	$ 108,498
To be well capitalized under prompt corrective action provisions, ratio	8.50%	8.50%
Tier 1 Capital (Average Assets) | Consolidated
Actual, amount	$ 199,353	$ 184,720
Actual, ratio	11.33%	10.88%
For capital adequacy purposes, amount	$ 70,381	$ 67,896
For capital adequacy purposes, ratio	4.00%	4.00%
Tier 1 Capital (Average Assets) | Bank
Actual, amount	$ 197,615	$ 183,218
Actual, ratio	11.13%	10.71%
For capital adequacy purposes, amount	$ 71,008	$ 68,441
For capital adequacy purposes, ratio	4.00%	4.00%
To be well capitalized under prompt corrective action provisions, amount	$ 71,008	$ 68,441
To be well capitalized under prompt corrective action provisions, ratio	4.00%	4.00%
Common Equity Tier 1 (to Risk-Weighted Assets) | Consolidated
Actual, amount	$ 184,353	$ 169,720
Actual, ratio	13.83%	13.29%
For capital adequacy purposes, amount	$ 59,969	$ 57,446
For capital adequacy purposes, ratio	4.50%	4.50%
Common Equity Tier 1 (to Risk-Weighted Assets) | Bank
Actual, amount	$ 197,615	$ 183,218
Actual, ratio	14.83%	14.35%
For capital adequacy purposes, amount	$ 59,955	$ 57,440
For capital adequacy purposes, ratio	4.50%	4.50%
To be well capitalized under prompt corrective action provisions, amount	$ 93,263	$ 89,351
To be well capitalized under prompt corrective action provisions, ratio	7.00%	7.00%